Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Receivables from third-party payment service providers	¥ 377,928		¥ 628,611
Deposits to Institutional Funding Partners	212,199		208,409
Prepayment to inventory suppliers	55,958		33,976
Prepaid input value-added tax	37,089		20,504
Staff advances	8,344		8,071
Rental deposits and other current assets	42,762		41,579
Loans at fair value	352,672		252,970
Total prepayments and other current assets	¥ 1,086,952	$ 157,593	¥ 1,194,120	¥ 1,324,924